Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Issued capital gross [member]	Issuance cost [member]	Issued capital [member]	Share capital transactions [member]	Cumulative translation adjustment [member]	Cash flow hedge highly probable future exports [member]	Actuarial gains (losses) on defined benefit pension plans [member]	Amount recognised in other comprehensive income and deemed [member]	Accumulated other comprehensive income [member]	Legal reserve [member]	Statutory reserve [member]	Tax incentives reserve [member]	Profit retention reserve [member]	Capital reserve [member]	Retained earnings [member]	Equity attributable to shareholders of Petrobras [member]	Non-controlling interests [member]
Balance at beginning of the period at Dec. 31, 2014	$ 116,978	$ 107,380	$ (279)	$ 107,101	$ 148	$ (41,968)	$ (7,699)	$ (7,295)	$ (438)	$ (57,400)	$ 7,919	$ 2,182	$ 720	$ 55,602	$ 66,423		$ 116,272	$ 706
Realization of deemed cost									(4)							$ 4
Capital transactions	511				173												173	338
Net income (loss)	(8,611)															(8,450)	(8,450)	(161)
Other comprehensive income (loss)	(42,755)					(29,252)	(12,589)	(67)	(851)								(42,759)	4
Appropriations:
Transfer to reserves														(8,446)		8,446
Dividends	(68)																	(68)
Balance at the end of the period at Dec. 31, 2015	66,055	107,380	(279)	107,101	321	(71,220)	(20,288)	(7,362)	(1,293)	(100,163)	7,919	2,182	720	47,156	57,977		65,236	819
Realization of deemed cost									(4)							4
Capital transactions	(120)				307												307	(427)
Net income (loss)	(4,349)															(4,838)	(4,838)	489
Other comprehensive income (loss)	16,088					10,972	8,991	(4,238)	349								16,074	14
Appropriations:
Transfer to reserves														(4,834)		4,834
Dividends	(124)																	(124)
Balance at the end of the period at Dec. 31, 2016	77,550	107,380	(279)	107,101	628	(60,248)	(11,297)	(11,600)	(948)	(84,093)	7,919	2,182	720	42,322	53,143		76,779	771
Realization of deemed cost									(4)							4
Capital transactions	1,231				439												439	792
Net income (loss)	169															(91)	(91)	260
Other comprehensive income (loss)	2,706					(795)	1,724	1,585	161								2,675	31
Appropriations:
Transfer to reserves														(87)		$ 87
Dividends	(154)																	(154)
Balance at the end of the period at Dec. 31, 2017	$ 81,502	$ 107,380	$ (279)	$ 107,101	$ 1,067	$ (61,043)	$ (9,573)	$ (10,015)	$ (791)	$ (81,422)	$ 7,919	$ 2,182	$ 720	$ 42,235	$ 53,056		$ 79,802	$ 1,700